Consolidated Balance Sheet (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Amortized cost of trading securities, debt	$ 14,181,310	$ 12,341,937
Short-term investments, amortized cost	213,047	416,059
Equities, at cost	$ 903,314	$ 847,066
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Common stock, shares outstanding	100,000,000	100,000,000
Preferred shares, par value per share	$ 1.00	$ 1.00
Preferred shares, shares issued	8,000,000	25,489,636
Preferred shares, shares outstanding	8,000,000	25,489,636
Aggregate liquidation value	$ 200,000	$ 637,241